SIGNIFICANT ACCOUNTING POLICIES (Details) $ / shares in Units, $ in Thousands			1 Months Ended
	Aug. 11, 2021 USD ($)	Apr. 12, 2012 item	Aug. 31, 2021 $ / shares	Jul. 31, 2021	Jul. 31, 2012
Nature of Operations and Basis of Presentation
Number of manufacturing plants | item		15
Stock Split
Stock split ratio				50	50
Dividend
Dividend declared | $	$ 10,000
Dividend paid | $	$ 10,000
Dividend declared (in dollars per share) | $ / shares			$ 0.36
Dividend paid (in dollars per share) | $ / shares			$ 0.36